Income tax - Summary of Income Taxes Are Recognized In Profit Or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense
Current year	€ 42,921	€ 27,749	€ 9,389
Changes in estimates related to prior years	(260)	37	(189)
Foreign exchange adjustment	(168)	642	23
Deferred tax credit
Origination and reversal of temporary differences	(13,689)	4,255	21,797
Origination of changes in tax rates	247	66	(64)
Changes in estimates related to prior years	(574)	0	105
Recognition of previously unrecognized deferred tax assets	0	(134)	(34,938)
Foreign exchange adjustment	17	270	47
Release of deferred tax arising on business combinations	(3,331)	(4,256)	(6,901)
Dividend tax expense	223	5,611	761
Income tax expense/(benefit) reported in profit or loss	€ 25,386	€ 34,240	€ (9,970)